Investment in Joint Venture	12 Months Ended
Dec. 31, 2018
Investment In Joint Venture [Abstract]
Investment In Joint Venture [Text Block]
22.	Investment in Joint Venture

As at December 31, 2018, the Company’s 45% interest in the Asanko Gold Mine was accounted for using the equity method. The following table summarizes the change in the carrying amount of the Company’s investment in the joint venture:

Asanko Gold Mine JV
$
Balance, January 1, 2018	-
Initial recognition of investment in joint venture	127,314
Company's share of net loss of joint venture	(1,050)
Balance, December 31, 2018	126,264

The Company’s share of the net loss of the JV was $1.1 million for the year ended December 31, 2018 (2017 - $nil).

Summarized financial information for the Company's investment in the JV, on a 100% basis, including fair value adjustments made as a result of the JV Transaction, is outlined in the table below. Note that for the period January 1, 2018 to July 31, 2018, the Company controlled the AGM and therefore the financial results during this period have been included in the Company’s consolidated Statement of Operations and Comprehensive Income (Loss) for the year ended December 31, 2018. For the period August 1, 2018 to December 31, 2018, the Company did not control the AGM and therefore the financial results during this period have not been consolidated in the Company’s financial statements, rather the Company recognized its 45% share of the net earnings of the AGM from August 1, 2018 to December 31, 2018 in the Statement of Operations and Comprehensive Income (Loss).

All disclosures in this note 22 are on a 100% JV basis, unless otherwise indicated. The JV applies the same accounting policies as the Company.

		Asanko Gold Mine JV (100% basis, unless otherwise indicated)
		Seven months ended	Five months ended	Year ended
		July 31, 2018	December 31, 2018	December 31, 2018
	Notes	$'000	$'000	$'000
Revenues	(i)	161,918	121,955	283,873
Production costs	(ii)	(79,008)	(79,039)	(158,047)
Depreciation and depletion		(41,944)	(34,329)	(76,273)
Royalties		(8,096)	(6,154)	(14,250)
Income (loss) from mine operations		32,870	2,433	35,303
Exploration and evaluation expenditures		(2,333)	(1,037)	(3,370)
General and administrative expenses		(4,566)	(4,242)	(8,808)
Income (loss) from operations		25,971	(2,846)	23,125
Fair value adjustment associated with	(iii)	(126,697)	(200)	(126,897)
JV Transaction
Finance income		98	154	252
Finance expense		(10,403)	(685)	(11,088)
Foreign exchange gain		135	1,046	1,181
Loss before taxes		(110,896)	(2,531)	(113,427)
Current income tax expense		(19)	-	(19)
Deferred income tax recovery (expense)		(11,430)	-	(11,430)
Net loss of the JV for the period		(122,345)	(2,531)	(124,876)

The Company has provided the following incremental disclosures for stakeholders to evaluate the financial performance of the AGM.

(i)	Revenues

In 2013, concurrent with the debt project financing (note 16), AGGL entered into an offtake agreement with Red Kite with the following details (the “Offtake Agreement”):

	-	sale of 100% of the future gold production from the AGM up to a maximum of 2.2 million ounces to Red Kite;

	-	Red Kite to pay for 100% of the value of the gold ten business days after shipment.

	-	a provisional payment of 90% of the estimated value will be made one business day after delivery;

	-	the gold sale price will be a spot price selected during a nine- day quotational period following shipment of gold from the mine;

	-	performance obligations of the AGM are satisfied once the refining outturn report is provided to Red Kite; and

-

should AGGL wish to terminate the Offtake Agreement, a termination fee will be payable according to a schedule dependent upon the total funds drawn under the Red Kite debt arrangement as well as the amount of gold delivered under the Offtake Agreement at the time of termination.

The AGM sold 227,772 ounces of gold to Red Kite during the year ended December 31, 2018 in accordance with the Offtake Agreement (year ended December 31, 2017 – 206,079 ounces).

Included in revenue of the AGM is $0.9 million relating to by-product silver sales for the year ended December 31, 2018 (year ended December 31, 2017 - $0.7 million). Additionally, $1.1 million of gold sales related to pre-production activities at Esaase were capitalized to MPP&E of the AGM during the year (year ended December 31, 2017 – nil).

As of December 31, 2018, 590,511 ounces have been delivered to Red Kite under the Offtake Agreement (December 31, 2017 – 362,739 ounces). The Offtake Agreement was not affected by the JV Transaction and will remain in effect until all outstanding ounces have been delivered to Red Kite or AGGL elects to terminate the Offtake Agreement and pay the associated fee.

(ii)	Production costs

The following is a summary of production costs by nature, on a 100% basis, incurred during the year ended December 31, 2018:

	Asanko Gold Mine JV (100% basis)
	Seven months ended	Five months ended	Year ended
	July 31, 2018	December 31, 2018	December 31, 2018
	$'000	$'000	$'000
Raw materials and consumables	(30,401)	(23,548)	(53,949)
Salary and employee benefits	(12,713)	(12,393)	(25,106)
Contractors (net of deferred stripping costs)	(47,998)	(46,654)	(94,652)
Change in stockpile, gold-in-process and gold dore inventories	15,934	9,250	25,184
Insurance, government fees, permits and other	(3,473)	(5,545)	(9,018)
Share-based payments	(357)	(149)	(506)
Total production costs	(79,008)	(79,039)	(158,047)

During the period August 1, 2018 to December 31, 2018, the AGM recognized a $15.7 million adjustment to the carrying value of its stockpile inventory to reflect the net realizable value of lower grade ore that has been added to stock during the year, $9.9 million of which was recorded as production costs.

The AGM is party to an operating lease for mining services performed by a contractor. The lease term is until December 31, 2020 and there are no specific renewal terms attached to the lease.

All of the AGM’s concessions are subject to a 5% gross revenue royalty payable to the Government of Ghana. The AGM’s Akwasiso mining concession is also subject to an additional 2% net smelter return royalty payable to the previous owner of the mineral tenement.

(iii)	Fair value adjustment associated with JV Transaction

Of the $143.3 million after-tax consolidated loss associated with loss of control (see note 6), an after-tax amount of $126.9 million was recognized in records of the AGM as follows:

$
Mineral properties, plant and equipment	(154,675)
Deferred income tax liability	34,204
(120,471)
Accelerated accretion on long-term debt (note 16)	(6,226)
Transaction costs directly related to JV Transaction	(200)
Loss associated with loss of control of former Ghanaian subsidiaries	(126,897)

The assets and liabilities of the Asanko Gold Mine JV, on a 100% basis, as at December 31, 2018 were as follows:

		Asanko Gold Mine
	Note	$
Assets
Current assets
Cash and cash equivalents		21,648
Receivables		4,513
Inventories	(iv)	68,141
Prepaid expenses and deposits		2,693
VAT receivable		12,317
		109,312
Non-current assets
Inventories	(iv)	9,886
Reclamation deposit	(v)	1,884
Exploration and evaluation assets		9,649
Mineral properties, plant and equipment	(vi)	469,406
		490,825
Total assets		600,137
Liabilties
Current liabilities
Accounts payable and accrued liabilities		52,656
Non-current liabilities
Long-term incentive plan liability		217
Asset retirement provisions	(vii)	34,036
Total liabilities		86,909
Equity		513,228
Total liabilities and equity		600,137

The Company has provided the following incremental disclosures for stakeholders to evaluate the financial condition of the AGM. All amounts in the following tables are on a 100% basis.

(iv)	Inventories

The following is a summary of inventories held by the AGM, on a 100% basis, as at December 31, 2018:

December 31, 2018
$
Gold dore on hand	-
Gold-in-process	5,325
Ore stockpiles	55,698
Materials and spare parts	17,004
Total inventories	78,027
Less non-current inventories:
Ore stockpiles	(9,886)
68,141
Total current inventories	68,141

During the period August 1, 2018 to December 31, 2018, the AGM recognized a $15.7 million adjustment to the carrying value of its stockpile inventory in order to reflect the net realizable value of lower grade ore that has been added to stock during the period, $9. 9 million of which was recorded as production costs and $5.8 million as depreciation expense.

(v)	Reclamation deposit

The AGM is required to provide security to the Environmental Protection Agency of Ghana (“EPA”) for the performance by the AGM of its reclamation obligations in respect of the Abriem, Abore and Adubea mining leases. The initial security totaled $8.5 million and comprised a reclamation deposit in the amount of $1.7 million and a bank guarantee of $6.8 million, which was provided by Asanko (note 20). The reclamation deposit accrues interest and is carried at $1.9 million at December 31, 2018 (December 31, 2017 - $1.8 million).

The AGM deposited the Reclamation Deposit in a Ghanaian Bank in the joint names of the AGM and the EPA. The reclamation deposit matures annually, but the AGM is required to reinstate the deposit until receiving a final reclamation completion certificate from the EPA. The AGM is expected to be released from this requirement 45 days following the third anniversary of the date that the AGM receives a final completion certificate.

(vi)	Mineral properties, plant and equipment

Deferred stripping

During the period August 1, 2018 to December 31, 2018, the AGM deferred a total of $14.2 million of stripping costs to depletable mineral interests. During the same period, depletion expense of $14.6 million was charged on deferred stripping assets and was recorded in production costs.

Depreciation and depletion

During the period August 1, 2018 to December 31, 2018, the AGM recognized depreciation and depletion expense of $34.3 million, of which $3.4 million was allocated to the cost of inventories.

(vii)	Reclamation provision

The following table shows the movement in the asset retirement obligation of the AGM for the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
	$	$
Balance, beginning of year	30,790	25,374
Accretion expense	888	650
Change in obligation	2,358	4,766
Balance, end of year	34,036	30,790

The decommissioning liability consists of reclamation and closure costs for the JV’s Ghanaian mining properties. Reclamation and closure activities include land rehabilitation, dismantling of buildings and mine facilities, ongoing care and maintenance and other costs. The undiscounted cash flow amount of the total obligation was $50.4 million as at December 31, 2018 (2017 - $45.5 million) and the present value of the obligation was estimated at $34.0 million (2017 - $30.8 million).

The discount rates used by the JV in 2018 (2.78%) and 2017 (2.49%) were based on prevailing risk-free pre-tax rates in the United States (given the majority of reclamation costs will be incurred in US dollars), for periods of time which coincide with the periods over which the decommissioning costs were discounted. The inflation rates used in the asset retirement obligation calculation for 2018 (1.43%) and 2017 (1.70%) were based on US inflation data.

(viii)	The cash flows of the AGM, on a 100% basis, were as follows for the periods presented:

	Seven months ended	Five months ended	Year ended
	July 31, 2018	December 31, 2018	December 31, 2018
	$	$	$
Operating cash flow before working capital changes	67,674	32,780	100,454
Net cash provided by operating activities after working capital changes	41,242	31,245	72,487
Net cash used in investing activities	(53,039)	(32,594)	(85,633)
Net cash provided by (used in) financing activities	12,849	(29)	12,820